Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
INVESTMENTS
7.	INVESTMENTS

Investments consisted of the following:

	As of December 31,
	2023	2024
Fixed deposit receipts	$—	$6,464
Total short-term investments	—	6,464

Fixed deposit receipts	—	10,293
Total long-term investments	—	10,293
Total investments	$—	$16,757

As of December 31, 2024, an amount of US$881 of short-term investments and US$4,729 of long-term investments in bank fixed deposits was pledged for Jiangxi Yibo’s issuance of commercial bank acceptance bills. Long-term fixed deposits will expire in 2027 with a deposit term of three years. All the fixed deposits were deposited in local banks in the PRC.